Leases and Transponder Service Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Leases and Transponder Service Agreements [Abstract]
Future Minimum Lease Payments
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at March 31, 2013 consisted of the following:

(in millions)	Capital transponders	Operating leases
Remainder of 2013	$11	16
2014	11	15
2015	11	12
2016	10	8
2017	10	7
Thereafter	38	96
Total	$91	154

Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at December 31, 2012 consisted of the following:

(in millions)	Capital transponders	Operating leases
Year ended December 31:
2013	$14	21
2014	12	14
2015	11	12
2016	10	9
2017	10	8
Thereafter	38	96
Total	$95	160